Long-term debt - Financing obligations (Details) - CAD ($)		3 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
MacKellar
Debt Instrument [Line Items]
Financing obligations	$ 173,430,000
Financing obligations, payments	$ 73,657,000	$ 73,657,000	$ 73,657,000
Financing obligations
Debt Instrument [Line Items]
Debt instrument related obligations			$ 233,668,000	$ 0
Financing obligations | Minimum
Debt Instrument [Line Items]
Interest rate		6.72%	6.72%
Financing obligations | Maximum
Debt Instrument [Line Items]
Interest rate		7.17%	7.17%
Financing obligations | MacKellar | Minimum
Debt Instrument [Line Items]
Interest rate		1.99%	1.99%
Financing obligations | MacKellar | Maximum
Debt Instrument [Line Items]
Interest rate		8.11%	8.11%